INTANGIBLE ASSETS (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Jun. 30, 2018	Jun. 30, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 717	$ 415	$ 1,687	$ 1,471